Employee share scheme reserve - Summary of fair value of options (Details) - Options	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	106,304	434,203	340,580
$0-20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	42,433	80,027
$20-47.5
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	17,586	18,142
$47.5-61.5
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	6,565	35,983
$61.5-85
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	36,157	128,440
$162.5
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options		2,410
$250
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	3,562	169,201